EBP Asset rollforward and B.S. classification (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,241	$ 1,071
Actual return on plan assets	78	165
Employer contributions	63	92
Plan participants' contributions	0	0
Benefits paid	(86)	(87)
Settlements	(3)	0
Fair value of plan asets at end of year	1,293	1,241
Funded status - underfunded	(251)	(143)
Accumulated benefit obligation	1,516	1,359
Underfunded/overfunded status of our pension plans and other postretirement benefit plans
Current liabilities	2	1
Noncurrent liabilities	249	142
Amounts included in accumulated other comprehensive loss:
Prior service (cost) credit	0	0
Net actuarial loss	(593)	(491)
Other Postretirement Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	201	175
Actual return on plan assets	13	31
Employer contributions	6	8
Plan participants' contributions	2	6
Benefits paid	(14)	(19)
Settlements	0	0
Fair value of plan asets at end of year	208	201
Funded status - underfunded	(25)	(12)
Underfunded/overfunded status of our pension plans and other postretirement benefit plans
Current liabilities	7	8
Noncurrent liabilities	18	4
Amounts included in accumulated other comprehensive loss:
Prior service (cost) credit	17	26
Net actuarial loss	(28)	(11)
Amounts included in regulatory assets or liabilities associated with Transco and Northwest Pipeline
Prior service credit	30	42
Net actuarial loss	(4)	(2)
Net regulatory assets (liabilities)	$ (62)	$ (44)